Annual Operating Expenses {- Fidelity Emerging Markets Multifactor ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF
Mar. 01, 2021
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%